Share-based compensation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 CHF (SFr) shares SFr / shares	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr) shares SFr / shares	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2022 shares
Share-based compensation
Share-based compensation | SFr	SFr 490,601	SFr 659,259	SFr 921,797	SFr 2,099,311
Increase (decrease) in share-based compensation expense | SFr	SFr (200,000)		SFr (1,200,000)
Shares outstanding benefiting from Deferred Strike Price Payment Plan	17,431,572		17,431,572		17,438,883
Share option plans
Share-based compensation
Options outstanding	13,949,886		13,949,886		777,000
Options granted			13,172,886
Vesting period			4 years
Exercise period			10 years
Share option plans | CHF0.13
Share-based compensation
Options exercisable	12,736,209		12,736,209
Exercise price of share options exercisable | SFr / shares	SFr 0.13		SFr 0.13
Share option plans | CHF0.10
Share-based compensation
Options exercisable	436,677		436,677
Exercise price of share options exercisable | SFr / shares	SFr 0.10		SFr 0.10
Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Shares outstanding benefiting from Deferred Strike Price Payment Plan	17,431,572		17,431,572		17,438,883
Shares forfeited			7,311